Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

Note 14. Segment Reporting

We evaluate our results from operations by our two major business segments — Investment Management and Real Estate Ownership (Note 1). The following table presents a summary of comparative results of these business segments (in thousands):

	Three Months Ended March 31,
	2012	2011
Investment Management
Revenues (a)	$45,764	$56,764
Operating expenses (a)	(44,060)	(38,923)
Other, net (b)	10,077	2,716
Provision for income taxes	(622)	(7,380)
Income from continuing operations attributable to W. P. Carey members	$11,159	$13,177
Real Estate Ownership (c)
Revenues	$23,645	$19,155
Operating expenses	(16,946)	(10,405)
Interest expense	(7,345)	(4,316)
Other, net (b)	5,339	4,383
Provision for income taxes	(1,073)	(187)
Income from continuing operations attributable to W. P. Carey members	$3,620	$8,630
Total Company
Revenues (a)	$69,409	$75,919
Operating expenses (a)	(61,006)	(49,328)
Interest expense	(7,345)	(4,316)
Other, net (b)	15,416	7,099
Provision for income taxes	(1,695)	(7,567)
Income from continuing operations attributable to W. P. Carey members	$14,779	$21,807

	Total Long-Lived Assets at (d)		Total Assets at
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
Investment Management	$2,315	$2,593	$139,865	$128,557
Real Estate Ownership	1,197,398	1,217,931	1,319,121	1,334,066
Total Company	$1,199,713	$1,220,524	$1,458,986	$1,462,623

__________

  Included in revenues and operating expenses are reimbursable costs from affiliates totaling $18.7 million and $17.7 million for the three months ended March 31, 2012 and 2011, respectively.
  Includes Interest income, Income from equity investments in real estate and the REITs, Income (loss) attributable to noncontrolling interests and Other income and (expenses).
  Included within the Real Estate Ownership segment is our total investment in shares of CPA®:16 – Global, which represents approximately 23% of our total assets at March 31, 2012 (Note 6).
  Long-lived assets include Net investments in real estate and intangible assets related to management contracts.

At March 31, 2012, our international investments within our Real Estate Ownership segment were comprised of investments in France, Poland, Germany and Spain. The following tables present information about these investments (in thousands):

	Three Months Ended March 31,
	2012	2011
Lease revenues	$2,563	$1,999
Income from equity investments in real estate	1,539	1,523
	$4,102	$3,522

	March 31, 2012	December 31, 2011
Long-lived assets	$67,667	$66,086

Note 17.       Segment Reporting

We evaluate our results from operations by our two major business segments — Investment Management and Real Estate Ownership (Note 1). Effective January 1, 2011, we include our equity investments in the REITs in our Real Estate Ownership segment. The equity income or loss from the REITs that is now included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties. Results for the years ended December 31, 2010 and 2009 have been reclassified to conform to the current period presentation. The following table presents a summary of comparative results of these business segments (in thousands):

	Years Ended December 31,
	2011	2010	2009
Investment Management
Revenues (a)	$242,647	$191,890	$155,119
Operating expenses (a)	(157,544)	(133,682)	(110,160)
Other, net (b)	23,866	7,026	7,913
Provision for income taxes	(34,971)	(23,661)	(21,813)
Income from continuing operations attributable to W. P. Carey members	$73,998	$41,573	$31,059
Real Estate Ownership (c)
Revenues	$88,994	$73,535	$68,779
Operating expenses	(54,755)	(39,512)	(37,084)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	61,713	25,662	13,037
Provision for income taxes	(2,243)	(2,154)	(971)
Income from continuing operations attributable to W. P. Carey members	$71,789	$41,806	$29,299
Total Company
Revenues (a)	$331,641	$265,425	$223,898
Operating expenses (a)	(212,299)	(173,194)	(147,244)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	85,579	32,688	20,950
Provision for income taxes	(37,214)	(25,815)	(22,784)
Income from continuing operations attributable to W. P. Carey members	$145,787	$83,379	$60,358

	Total Long-Lived Assets		Total Assets
	at December 31, (d)		at December 31,
	2011	2010	2011	2010
Investment Management	$2,593	$3,730	$128,557	$123,921
Real Estate Ownership	1,217,931	946,975	1,334,066	1,048,405
Total Company	$1,220,524	$950,705	$1,462,623	$1,172,326

____________

  Included in revenues and operating expenses are reimbursable costs from affiliates totaling $64.8 million, $60.0 million, and $47.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.
  Includes Other interest income, Income from equity investments in real estate and the REITs, Gain on change in control of interests, Income (loss) attributable to noncontrolling interests, Income attributable to redeemable noncontrolling interest and Other income and (expenses). Equity earnings that represent our proportionate share of revenue less expenses of the net-leased properties held by the REITs are included in Real Estate Ownership segment. However, cash distributions of our proportionate share of earnings from the operating partnerships of CPA®:16 – Global and CPA®:17 – Global and the amortization of deferred revenue related to our Special Member Interest in the operating partnership of CPA®:16 – Global are included in the Investment Management segment.
  Included within the Real Estate Ownership segment is our total investment in shares of CPA®:16 – Global, which represents approximately 23% of our total assets at December 31, 2011 (Note 6).
  Long-lived assets include Net investments in real estate and intangible assets related to management contracts.

Geographic information for our Real Estate Ownership segment is as follows:

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$79,265	$9,729	$88,994
Operating expenses	(49,896)	(4,859)	(54,755)
Interest expense	(20,225)	(1,695)	(21,920)
Other, net (b)	55,537	6,176	61,713
Provision for income taxes	(2,135)	(108)	(2,243)
Income from continuing operations attributable to W. P. Carey members	$62,546	$9,243	$71,789
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets	$1,151,845	$66,086	$1,217,931

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$65,829	$7,706	$73,535
Operating expenses	(35,770)	(3,742)	(39,512)
Interest expense	(13,983)	(1,742)	(15,725)
Other, net (b)	21,719	3,943	25,662
Provision for income taxes	(2,124)	(30)	(2,154)
Income from continuing operations attributable to W. P. Carey members	$35,671	$6,135	$41,806
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets	$877,849	$69,126	$946,975

Year Ended December 31, 2009	Domestic	Foreign (a)	Total
Revenues	$60,806	$7,973	$68,779
Operating expenses	(34,665)	(2,419)	(37,084)
Interest expense	(12,411)	(2,051)	(14,462)
Other, net (b)	7,248	5,789	13,037
Provision for income taxes	(8)	(963)	(971)
Income from continuing operations attributable to W. P. Carey members	$20,970	$8,329	$29,299
Total assets	$900,431	$64,865	$965,296
Total long-lived assets	$836,549	$47,911	$884,460

____________

  All years include operations in France, Germany and Poland; and 2010 and 2011 also include operations in Spain.
  Includes Interest income, Income from equity investments in real estate and the REITs, Income (loss) attributable to noncontrolling interests and Other income and (expenses).